Repurchase of shares	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Repurchase of shares

14. Repurchase of shares

The Company announced up to USD10 million share repurchase program in February 2020. As of December 31, 2022, the Company had repurchased 1,922,180 ADSs as part of the program, at a total cost of USD2,109,847, approximately RMB13.4 million, inclusive of transaction charges.

The share repurchases may be made from time to time on the open market at prevailing market prices, in privately negotiated transactions, in block trades and/or through other legally permissible means. The timing and extent of any purchases will depend on market conditions, the trading price of the Company’s ADSs and other factors, subject to all applicable rules and regulations. The Company’s board of directors will review the share repurchase program periodically, and may authorize adjustments of its terms and size accordingly. The Company plans to use its available cash balance to fund repurchases made under this program.